UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended:September 30, 2007" Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:           Portfolio Manager
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI October 17, 2007"



	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 69
	"Form 13F Information Table Value Total:  $189,704"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"7,105"	"131,588"			other	0	"4,400"	0	"127,188"
	Air Products & Chemicals	com	009158106	"3,986"	"40,670"			other	0	300	0	"40,370"
	American Int'l Group	com	026874107	"2,355"	"34,639"			other	0	0	0	"34,639"
	Amgen	com	031162100	"3,689"	"64,715"			other	0	"1,600"	0	"63,115"
	Analog Devices	com	032654105	241	"6,700"			other	0	0	0	"6,700"
	"Apple, Inc"	com	037833100	715	"4,675"			other	0	0	0	"4,675"
	Automatic Data Processing	com	053015103	"6,388"	"138,869"			other	0	"3,500"	0	"135,369"
	BP PLC ADS	com	055622104	"1,199"	"17,375"			other	0	0	0	"17,375"
	Bright Horizons	com	109195107	303	"7,050"			other	0	0	0	"7,050"
	Broadridge Financial Solutions	com	11133T103	233	"12,273"			other	0	200	0	"12,073"
	Burlington Northern Santa Fe	com	12189T104	904	"11,155"			other	0	500	0	"10,655"
	Canadian Nat'l Railway	com	136375102	"1,975"	"34,650"			other	0	400	0	"34,250"
	Citizens Banking Corp.	com	174420109	217	"13,550"			other	0	0	0	"13,550"
	Cintas	com	172908105	421	"11,380"			other	0	500	0	"10,880"
	Cisco Systems	com	17275R102	"11,160"	"338,174"			other	0	"8,500"	0	"329,674"
	Coca-Cola	com	191216100	943	"16,537"			other	0	0	0	"16,537"
	Colgate-Palmolive	com	194162103	"8,460"	"119,151"			other	0	"4,100"	0	"115,051"
	ConocoPhillips	com	20825C104	491	"5,577"			other	0	0	0	"5,577"
	Core Laboratories N.V.	com	N22717107	655	"5,155"			other	0	0	0	"5,155"
	Dentsply International Inc.	com	249030107	"1,462"	"34,800"			other	0	600	0	"34,200"
	Diageo PLC	com	25243Q205	"1,184"	"13,450"			other	0	200	0	"13,250"
	Eaton Corporation	com	278058102	343	"3,467"			other	0	0	0	"3,467"
	Emerson Electric	com	291011104	665	"12,550"			other	0	0	0	"12,550"
	Encana Corp.	com	292505104	248	"4,000"			other	0	0	0	"4,000"
	Expeditors Intl Wash. Inc.	com	302130109	533	"11,345"			other	0	0	0	"11,345"
	Exxon-Mobil	com	30231G102	"1,076"	"11,567"			other	0	0	0	"11,567"
	FedEx Corp.	com	31428x106	"3,375"	"32,145"			other	0	600	0	"31,545"
	Genentech	com	368710406	798	"10,235"			other	0	400	0	"9,835"
	General Electric	com	369604103	"3,047"	"74,309"			other	0	500	0	"73,809"
	Google Inc.	com	38259P508	825	"1,455"			other	0	50	0	"1,405"
	Heinz H. J.	com	423074103	370	"8,040"			other	0	0	0	"8,040"
	Home Depot	com	437076102	"3,891"	"121,608"			other	0	"3,550"	0	"118,058"
	Int'l Business Machines	com	459200101	201	"1,700"			other	0	0	0	"1,700"
	Independent Bank	com	453838104	243	"22,093"			other	0	0	0	"22,093"
	Johnson & Johnson	com	478160104	"10,478"	"158,760"			other	0	"3,400"	0	"155,360"
	"Lilly, Eli"	com	532457108	599	"10,510"			other	0	700	0	"9,810"
	Linear Technology	com	402590391	"5,617"	"160,497"			other	0	"4,300"	0	"156,197"
	Lowe's Cos.	com	548661107	"5,797"	"207,052"			other	0	"5,200"	0	"201,852"
	McDonald's Corp.	com	580135101	658	"12,180"			other	0	0	0	"12,180"
	MDU Resources Group Inc.	com	552690109	231	"8,249"			other	0	0	0	"8,249"
	Medtronic Inc.	com	585055106	"5,194"	"92,747"			other	0	"3,200"	0	"89,547"
	Microsoft	com	594918104	"3,618"	"124,779"			other	0	"3,200"	0	"121,579"
	Novartis AG ADS	com	66987v109	671	"12,200"			other	0	0	0	"12,200"
	Paychex Inc.	com	704326107	"5,229"	"127,531"			other	0	"2,900"	0	"124,631"
	Peabody Energy	com	704549104	431	"8,975"			other	0	600	0	"8,375"
	Pepisco	com	713448108	"9,031"	"123,714"			other	0	"3,625"	0	"120,089"
	Pfizer	com	717081103	233	"9,700"			other	0	0	0	"9,700"
	Procter & Gamble	com	742718109	"8,229"	"117,554"			other	0	"3,900"	0	"113,654"
	Qualcomm Inc.	com	747525103	"4,904"	"116,769"			other	0	"2,600"	0	"114,169"
	Regions Financial	com	758940100	234	"8,056"			other	0	0	0	"8,056"
	Schlumberger	com	806857108	"5,847"	"55,690"			other	0	900	0	"54,790"
	Standard Chartered	com	G84228157	"1,599"	"48,450"			other	0	500	0	"47,950"
	Staples Inc.	com	855030102	715	"34,062"			other	0	0	0	"34,062"
	Starbucks Corp.	com	855244109	"1,153"	"44,365"			other	0	900	0	"43,465"
	State Street Corp.	com	857473102	"7,574"	"11,386"			other	0	"1,800"	0	"109,586"
	Stryker Corp.	com	863667101	"14,236"	"206,315"			other	0	"5,400"	0	"200,915"
	Suncor Energy	com	867229109	891	"9,375"			other	0	750	0	"8,625"
	Sysco  Corp.	com	871829107	"9,679"	"268,858"			other	0	"7,500"	0	"261,358"
	Target Corp.	com	87612E106	"1,422"	"22,225"			other	0	800	0	"21,425"
	United Parcel Cl. B.	com	911312106	221	"2,950"			other	0	100	0	"2,850"
	United Technologies	com	913017109	"2,209"	"27,610"			other	0	500	0	"27,110"
	Walgreen	com	931422109	"7,408"	"157,613"			other	0	"2,000"	0	"155,613"
	Wal-Mart Stores	com	931142103	"1,262"	"28,674"			other	0	0	0	"28,674"
	Wells Fargo	com	949746101	"1,233"	"34,250"			other	0	"1,000"	0	"33,250"
	Western Union Company	com	959802109	644	"30,650"			other	0	0	0	"30,650"
	Woodside Petroleum	com	980228308	"1,252"	"28,465"			other	0	0	0	"28,465"
	"Wrigley, Wm."	com	982526105	360	"5,621"			other	0	0	0	"5,621"
	Wyeth	com	983024100	558	"12,395"			other	0	0	0	"12,395"
	Zimmer Holdings Inc.	com	98956P102	586	"7,240"			other	0	0	0	"7,240"